Filed Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC.

SunAmerica Select Dividend Growth Portfolio

Focused Divided Strategy II Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated June 5, 2014, to the Portfolios’ Statement of Additional Information

dated May 1, 2014, as amended

On the cover page of the Portfolios’ Statement of Additional Information, the ticker symbol table is hereby deleted and replaced with the following:

Class	Focused Dividend Strategy II Portfolio Ticker Symbols	SunAmerica Select Dividend Growth Portfolio Ticker Symbols
A Shares	FDDAX*	SDVAX
C Shares	FDDCX*	SDVCX
W Shares	FDDWX*	SDVWX

*	Not currently offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_SDGFD2SAI_5-14